Contingent Liabilities	3 Months Ended
Mar. 31, 2020
Disclosure Of Contingent Liabilities [Abstract]
Contingent liabilities
9. Contingent liabilities
Under its U.K. share-based payment plan, the Company granted unapproved share options that have fully vested. If and when these share options are exercised, the Company will be liable for the Employer Class 1 National Insurance payable to HMRC in the United Kingdom. This contingent liability will be determined based on the market value of the shares on exercise less the exercise price paid by the option holders, at the prevailing rate of Employer National Insurance (currently 13.8%). Based on the closing price of the Company’s ADSs on the Nasdaq Global Select Market on March 31, 2020, the last trading day of the period to which these financial statements relate, and assuming full exercise of all outstanding and vested unapproved share options on that date, the Employer National Insurance contingent liability would have been £1.3 million (December 31, 2019: £1.3 million).